Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Deficit [Abstract]
Stockholders Equity Note Disclosure [Text Block]
9. Stockholders’ Equity

Common Stock

In November 2013, we entered into a stock purchase agreement with Braeburn pursuant to which we sold 6,250,000 shares of our common stock for an aggregate purchase price of $5.0 million, or $0.80 per share.

In April 2013, 144,499 shares of common stock were issued to a former lender upon the cashless net exercise of 287,356 warrants in accordance with the terms of the warrants.

In January and March 2013, Series A Warrants to purchase 1,109,010 shares of common stock were exercised resulting in gross proceeds of approximately $1,275,000.

On February 6, 2013, the Facility Agreement with Deerfield was amended to provide that the exercise price of the Deerfield Warrants could be satisfied through a reduction in the principal amount of our outstanding indebtedness to Deerfield. In February and March 2013, Deerfield exercised the 6,000,000 Deerfield Warrants resulting in a $7.5 million reduction in the amount owed to Deerfield.

11. Stockholders’ Equity (Deficit)

Common Stock

In November 2013, we entered into a stock purchase agreement with Braeburn pursuant to which we sold 6,250,000 shares of our common stock for an aggregate purchase price of $5.0 million, or $0.80 per share.

In April 2013, 144,499 shares of common stock were issued to a former lender upon the cashless net exercise of 287,356 warrants in accordance with the terms of the warrants.

In January and March 2013, Series A Warrants to purchase 1,109,010 shares of common stock were exercised resulting in gross proceeds of approximately $1,275,000.

On February 6, 2013, the facility agreement with Deerfield was amended to provide that the exercise price of the Deerfield Warrants could be satisfied through a reduction in the principal amount of our outstanding indebtedness to Deerfield. In February and March 2013, Deerfield exercised the 6,000,000 Deerfield Warrants resulting in a $7.5 million reduction in the amount owed to Deerfield.

In October 2012, Series B Warrants to purchase 4,627,941 shares of common stock were exercised resulting in gross proceeds of approximately $3,934,000.

In September 2012, Series B Warrants to purchase 1,133,824 shares of common stock were exercised resulting in gross proceeds of approximately $964,000.

In September 2012, we entered into a stock purchase and option agreement with an affiliate of Braeburn pursuant to which we sold 3,400,000 shares of our common stock for an aggregate purchase price of $4.25 million, or $1.25 per share, and agreed to an exclusive option period for execution of the proposed license agreement. The $1.7 million premium, or $0.50 per share, has been allocated to the fair value of the option agreement and was recorded as license revenue in 2012.

In April 2012, we entered into subscription agreements with certain institutional investors for the purchase and sale, in a registered direct offering, of (i) 6,517,648 shares of our common stock, (ii)  6,517,648 Series A Warrants and (iii)  6,517,648 Series B Warrants for gross proceeds of $5,540,000 (the “Offering”). As a result of the Offering, and pursuant to the terms of the Deerfield Warrants, the exercise price of the Deerfield Warrants (See Note 9, “Warrant Liability” for further discussion) was adjusted to $1.25 per share.

We recorded the gross proceeds from the Offering, net of (i) issuance costs of $0.5 million and (ii) the fair value of the Warrants of $2.9 million (see Note 9, “Warrant Liability”), as common stock paid-in in the Balance Sheets.

As of December 31, 2013, warrants to purchase shares of common stock consisted of the following (in thousands, except per share price):

			Outstanding at
Date Issued	Expiration Date	Exercise Price	December 31, 2013
12/18/2009	12/18/2014	$2.13	42
04/13/2012	04/13/2018	$1.15	5,409
			5,451

Shares Reserved for Future Issuance

As of December 31, 2013, shares of common stock reserved by us for future issuance consisted of the following (in thousands):

Stock options outstanding	6,732
Shares issuable upon the exercise of warrants	5,451
12,183